INVENTORIES (Details Narrative)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Inventory Disclosure [Abstract]
Allowance for inventory obsolescence	$ 6,629	$ 51,579		$ 0